Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Non-current financial assets (Note 16)	6,639	6,392
Investments	457	600
Long-term receivables for indirect taxes	187	188
Other long-term credits	252	353
Deposits and guarantees	1,633	1,285
Trade receivables	551	719
Receivables for subleases	15	12
Impairment of trade receivables	(122)	(154)
Derivative financial assets (Note 19)	3,666	3,389
Other non-current assets	631	731
Contractual assets (Note 23)	145	138
Deferred expenses (Note 23)	331	221
Prepayments	155	372
Total	7,270	7,123
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2020 and 2019, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/18	573	731	319	1,624	488	—	(118)
First application of IFRS 16 impact	—	—	—	—	—	13	—
Acquisitions	29	175	141	70	794	5	(19)
Disposals	(9)	(30)	(85)	(118)	(187)	—	10
Translation differences	—	—	3	(14)	9	—	(3)
Fair value adjustments and financial updates	7	26	(1)	7	8	—	—
Transfers and other	—	(714)	(24)	(284)	(393)	(6)	(24)
Balance at 12/31/19	600	188	353	1,285	719	12	(154)
Acquisitions	10	285	40	52	666	10	(23)
Disposals	(13)	(8)	(24)	(159)	(233)	—	16
Translation differences	(3)	(55)	(22)	(219)	(66)	(1)	24
Fair value adjustments and financial updates	(137)	4	(4)	12	2	—	—
Transfers and other	—	(227)	(91)	662	(537)	(6)	15
Balance at 12/31/20	457	187	252	1,633	551	15	(122)